World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
September 30, 2014

Dates Covered
Collections Period	09/01/14 - 09/30/14
Interest Accrual Period	09/15/14 - 10/14/14
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/14	281,379,683.18	19,014
Yield Supplement Overcollateralization Amount at 08/31/14	4,111,055.26	0
Receivables Balance at 08/31/14	285,490,738.44	19,014
Principal Payments	13,844,805.64	556
Defaulted Receivables	535,105.62	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/14	3,789,040.58	0
Pool Balance at 09/30/14	267,321,786.60	18,431

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Delinquent Receivables:
Past Due 31-60 days	4,363,898.24	291
Past Due 61-90 days	1,201,715.23	76
Past Due 91 + days	491,127.45	27
Total	6,056,740.92	394

Total 31+ Delinquent as % Ending Pool Balance	2.27%

Recoveries	417,497.69

Aggregate Net Losses/(Gains) - September 2014	117,607.93

Overcollateralization Target Amount	12,029,480.40
Actual Overcollateralization	12,029,480.40

Weighted Average APR	3.46%
Weighted Average APR, Yield Adjusted	4.52%
Weighted Average Remaining Term	40.28

Flow of Funds	$ Amount

Collections	15,079,928.58
Advances	(7,038.91)
Investment Earnings on Cash Accounts	1,835.68
Servicing Fee	(237,908.95)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	14,836,816.40

Distributions of Available Funds
(1) Class A Interest	147,226.77
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	1,395,810.84
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	12,029,480.40
(7) Distribution to Certificateholders	1,251,629.62
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	14,836,816.40

Servicing Fee	237,908.95
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 09/15/14	268,717,597.44
Principal Paid	13,425,291.24
Note Balance @ 10/15/14	255,292,306.20

Class A-1
Note Balance @ 09/15/14	0.00
Principal Paid	0.00
Note Balance @ 10/15/14	0.00
Note Factor @ 10/15/14	0.0000000%

Class A-2
Note Balance @ 09/15/14	0.00
Principal Paid	0.00
Note Balance @ 10/15/14	0.00
Note Factor @ 10/15/14	0.0000000%

Class A-3
Note Balance @ 09/15/14	146,860,597.44
Principal Paid	13,425,291.24
Note Balance @ 10/15/14	133,435,306.20
Note Factor @ 10/15/14	75.8155149%

Class A-4
Note Balance @ 09/15/14	107,515,000.00
Principal Paid	0.00
Note Balance @ 10/15/14	107,515,000.00
Note Factor @ 10/15/14	100.0000000%

Class B
Note Balance @ 09/15/14	14,342,000.00
Principal Paid	0.00
Note Balance @ 10/15/14	14,342,000.00
Note Factor @ 10/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	159,895.54
Total Principal Paid	13,425,291.24
Total Paid	13,585,186.78

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	74,654.14
Principal Paid	13,425,291.24
Total Paid to A-3 Holders	13,499,945.38

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2338143
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.6317231
Total Distribution Amount	19.8655374

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4241713
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	76.2800639
Total A-3 Distribution Amount	76.7042352

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	103.97
Noteholders' Principal Distributable Amount	896.03

Account Balances	$ Amount

Advances
Balance as of 08/31/14	61,203.75
Balance as of 09/30/14	54,164.84
Change	(7,038.91)

Reserve Account
Balance as of 09/15/14	1,748,995.36
Investment Earnings	215.64
Investment Earnings Paid	(215.64)
Deposit/(Withdrawal)	—
Balance as of 10/15/14	1,748,995.36
Change	—

Required Reserve Amount	1,748,995.36